revenue from contracts with customers - Revenues (Details) - Minimum - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 3,498	$ 3,500
The 12-month period ending one year hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	2,399	2,408
The 12-month period ending two years hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	972	976
Thereafter
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 127	$ 116